HVAC Exit Activities (Details) (Facility Closing [Member], HVAC Exit Activities [Member], Other Operating Expenses [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Facility Closing [Member] | HVAC Exit Activities [Member] | Other Operating Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax costs incurred with shut-down	$ 1.1